Quarterly Selected Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenue	$ 797,885	$ 503,171		$ 674,411	$ 583,234	$ 515,430	$ 488,594	$ 666,634	$ 568,586	$ 495,510	$ 1,969,949	$ 1,773,075	$ 2,276,246	$ 2,219,324	$ 2,012,128
Operating income	208,080	49,505		174,138	87,006	46,444	42,339	160,019	76,250	37,504	334,457	307,588	357,093	316,112	230,609
Net income (loss)	$ 172,894	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ 66,479	$ 167,503	$ 168,556	$ 126,859	$ 22,986
Earnings (loss) per share:
Basic and Diluted		$ 0.01		$ 0.72	$ 0.20	$ 0.02	$ (0.01)	$ 0.60	$ 0.16	$ (0.04)

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.